Note 16 - Regulatory Capital (Detail) - Capital Ratios (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011
Middlefield Banc Corp [Member]
Total Capital Amount (in Dollars)	$ 57,784	$ 49,915
Total Capital Ratio	13.86%	12.06%
Total Capital Amount For Capital Adequacy Purposes (in Dollars)	33,344	33,101
Total Capital Ratio For Capital Adequacy Purposes	8.00%	8.00%
Total Capital Amount To Be Well Capitalized (in Dollars)	41,680	41,376
Total Capital Ratio To Be Well Capitalized	10.00%	10.00%
Tier 1 Capital (in Dollars)	52,543	44,723
Tier 1 Capital Ratio To Risk Weighted Assets	12.61%	10.81%
Tier 1 Capital To Risk Weighted Assets For Capital Adequacy Purposes (in Dollars)	16,672	16,551
Tier 1 Capital Ratio To Risk Weighted Assets For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital To Risk Weighted Assets To Be Well Capitalized (in Dollars)	25,008	24,826
Tier 1 Capital To Risk Weighted Assets Ratio To Be Well Capitalized	6.00%	6.00%
Tier 1 Capital To Average Assets (in Dollars)	52,543	44,723
Tier 1 Capital To Average Assets Ratio	7.88%	7.13%
Tier 1 Capital To Average Assets For Capital Adequacy Purposes (in Dollars)	26,675	25,079
Tier 1 Capital To Average Assets Ratio For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital To Average Assets To Be Well Capitalized (in Dollars)	33,344	31,349
Tier 1 Capital To Average Assets Ratio To Be Well Capitalized	5.00%	5.00%
Middlefield Banking Company [Member]
Total Capital Amount (in Dollars)	47,887	42,185
Total Capital Ratio	13.29%	11.75%
Total Capital Amount For Capital Adequacy Purposes (in Dollars)	28,822	28,722
Total Capital Ratio For Capital Adequacy Purposes	8.00%	8.00%
Total Capital Amount To Be Well Capitalized (in Dollars)	36,027	35,903
Total Capital Ratio To Be Well Capitalized	10.00%	10.00%
Tier 1 Capital (in Dollars)	43,371	37,697
Tier 1 Capital Ratio To Risk Weighted Assets	12.04%	10.50%
Tier 1 Capital To Risk Weighted Assets For Capital Adequacy Purposes (in Dollars)	14,411	14,361
Tier 1 Capital Ratio To Risk Weighted Assets For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital To Risk Weighted Assets To Be Well Capitalized (in Dollars)	21,616	21,542
Tier 1 Capital To Risk Weighted Assets Ratio To Be Well Capitalized	6.00%	6.00%
Tier 1 Capital To Average Assets (in Dollars)	43,371	37,697
Tier 1 Capital To Average Assets Ratio	7.32%	6.75%
Tier 1 Capital To Average Assets For Capital Adequacy Purposes (in Dollars)	23,684	22,325
Tier 1 Capital To Average Assets Ratio For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital To Average Assets To Be Well Capitalized (in Dollars)	29,605	27,906
Tier 1 Capital To Average Assets Ratio To Be Well Capitalized	5.00%	5.00%
Emerald Bank [Member]
Total Capital Amount (in Dollars)	8,440	7,456
Total Capital Ratio	15.45%	13.82%
Total Capital Amount For Capital Adequacy Purposes (in Dollars)	4,370	4,317
Total Capital Ratio For Capital Adequacy Purposes	8.00%	8.00%
Total Capital Amount To Be Well Capitalized (in Dollars)	5,463	5,396
Total Capital Ratio To Be Well Capitalized	10.00%	10.00%
Tier 1 Capital (in Dollars)	7,737	6,782
Tier 1 Capital Ratio To Risk Weighted Assets	14.16%	12.57%
Tier 1 Capital To Risk Weighted Assets For Capital Adequacy Purposes (in Dollars)	2,185	2,158
Tier 1 Capital Ratio To Risk Weighted Assets For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital To Risk Weighted Assets To Be Well Capitalized (in Dollars)	3,278	3,237
Tier 1 Capital To Risk Weighted Assets Ratio To Be Well Capitalized	6.00%	6.00%
Tier 1 Capital To Average Assets (in Dollars)	7,737	6,782
Tier 1 Capital To Average Assets Ratio	10.61%	9.92%
Tier 1 Capital To Average Assets For Capital Adequacy Purposes (in Dollars)	2,916	2,734
Tier 1 Capital To Average Assets Ratio For Capital Adequacy Purposes	4.00%	4.00%	9.00%
Tier 1 Capital To Average Assets To Be Well Capitalized (in Dollars)	$ 3,646	$ 3,417
Tier 1 Capital To Average Assets Ratio To Be Well Capitalized	5.00%	5.00%